Subordinated notes payable - earn-out - Additional Information (Detail) - USD ($)				12 Months Ended
	Oct. 23, 2020	May 31, 2019	May 11, 2018	Dec. 31, 2020	Dec. 31, 2019
Subordinated Notes Earnout [Member]
Debt Instrument [Line Items]
Subordinated notes interest rate			6.00%
Subordinate notes face value			$ 1,500,000
Subordinated notes term			4 years
Settlement of earn out	$ 200,000
Loss on extinguishment of debt				$ (15,515)
Discount rate used for estimating fair value of subordinated notes			8.75%
Subordinated note settlement liability outstanding				0	$ 184,485
Gain loss on extinguishment of debt				$ (15,515)
Subordinated Notes Earnout [Member] | Revenue Based Milestone [Member]
Debt Instrument [Line Items]
Business combination contingent consideration maximum outcome					$ 4,000,000
Period of earnout payment					3 years
Subordinated note earn out percentage				50.00%	50.00%
Base revenue to be earned for payment of earnout liability				$ 16,000,000	$ 16,000,000
Subordinated Notes Earnout [Member] | Revenue Based Milestone [Member] | Minimum [Member]
Debt Instrument [Line Items]
Base revenue to be earned for payment of earnout liability				$ 16,000,000	16,000,000
Subordinated Notes Earnout [Member] | Level 3 [Member] | Measurement Input, Discount Rate [Member]
Debt Instrument [Line Items]
Subordinated notes fair value			$ 160,790
Subordinated Notes Earnout [Member] | Level 3 [Member] | Based On Effective Rate [Member]
Debt Instrument [Line Items]
Subordinated notes fair value			$ 1,490,932
Subordinated Notes due on May 31, 2019 [Member]
Debt Instrument [Line Items]
Subordinate notes face value		$ 1,500,000
Early repayment of subordinated debt		$ 1,596,250
Interest expenses on subordinated debt					96,250
Loss on extinguishment of debt					(6,830)
Gain loss on extinguishment of debt					$ (6,830)